Taxes - Tax Loss Carry-forwards (Detail) kr in Millions	Dec. 31, 2025 SEK (kr)
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	kr 23,153
Recognized tax loss Tax value	5,070
Unrecognized tax loss Tax loss carry-forwards	10,757
Unrecognized tax loss Tax value	2,308
2026 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	25
Recognized tax loss Tax value	6
Unrecognized tax loss Tax loss carry-forwards	150
Unrecognized tax loss Tax value	24
2027 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	75
Recognized tax loss Tax value	22
Unrecognized tax loss Tax loss carry-forwards	1,119
Unrecognized tax loss Tax value	273
2028 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	7
Recognized tax loss Tax value	2
Unrecognized tax loss Tax loss carry-forwards	407
Unrecognized tax loss Tax value	94
2029 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	164
Recognized tax loss Tax value	45
Unrecognized tax loss Tax loss carry-forwards	73
Unrecognized tax loss Tax value	11
2030 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	841
Recognized tax loss Tax value	217
Unrecognized tax loss Tax loss carry-forwards	38
Unrecognized tax loss Tax value	7
2031 or later (also includes unlimited carry-forwards) [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	22,041
Recognized tax loss Tax value	4,778
Unrecognized tax loss Tax loss carry-forwards	8,970
Unrecognized tax loss Tax value	kr 1,899